Consolidated Statements of Financial Position - USD ($) $ in Thousands	Oct. 25, 2015	Oct. 26, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 347,239	$ 334,174
Accounts receivable (net of allowance for doubtful accounts of $4,086 at October 25, 2015, and $4,050 at October 26, 2014)	605,689	609,526
Inventories	993,265	1,054,552
Income taxes receivable	6,132	25,678
Deferred income taxes	86,902	86,853
Prepaid expenses	14,383	15,250
Other current assets	9,422	6,738
TOTAL CURRENT ASSETS	2,063,032	2,132,771
GOODWILL	1,699,484	1,226,406
OTHER INTANGIBLES	827,219	554,890
PENSION ASSETS	132,861	130,284
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES	258,998	264,451
OTHER ASSETS	146,498	145,050
PROPERTY, PLANT AND EQUIPMENT
Land	71,192	61,809
Buildings	815,643	803,722
Equipment	1,679,100	1,597,044
Construction in progress	79,964	119,657
Property, Plant and Equipment, Gross	2,645,899	2,582,232
Less allowance for depreciation	(1,634,160)	(1,580,465)
Property, Plant and Equipment, Net	1,011,739	1,001,767
TOTAL ASSETS	6,139,831	5,455,619
CURRENT LIABILITIES
Accounts payable	495,317	484,042
Short-term debt	185,000
Accrued expenses	71,777	76,836
Accrued workers compensation	37,009	35,406
Accrued marketing expenses	119,153	89,561
Employee related expenses	232,309	209,874
Taxes payable	6,764	5,507
Interest and dividends payable	66,696	53,466
TOTAL CURRENT LIABILITIES	1,214,025	954,692
LONG-TERM DEBT--less current maturities	250,000	250,000
PENSION AND POST-RETIREMENT BENEFITS	509,261	502,693
OTHER LONG-TERM LIABILITIES	101,056	112,176
DEFERRED INCOME TAXES	$ 64,096	$ 24,002
SHAREHOLDERS' INVESTMENT
Preferred stock, par value $.01 a share - authorized 160,000,000 shares; issued - none
Accumulated other comprehensive loss	$ (225,668)	$ (207,700)
Retained earnings	4,216,125	3,805,654
HORMEL FOODS CORPORATION SHAREHOLDERS' INVESTMENT	3,998,198	3,605,678
NONCONTROLLING INTEREST	3,195	6,378
TOTAL SHAREHOLDERS' INVESTMENT	4,001,393	3,612,056
TOTAL LIABILITIES AND SHAREHOLDERS' INVESTMENT	$ 6,139,831	$ 5,455,619
Common stock, non-voting
SHAREHOLDERS' INVESTMENT
Common stock
Common Stock
SHAREHOLDERS' INVESTMENT
Common stock	$ 7,741	$ 7,724